UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 28, 2007

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    IQ Investment Adviser, LLC
Address: 4 World Financial Center
         New York, New York 10080

13F File Number: 028-11165

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Fuccile
Title: Director
Phone: (201)-551-4069

Signature, Place and Date of Signing:

_____________________
/s/ Michael Fuccile
101 Hudson Street, 9th Floor
Jersey City, NJ 07302
November 14, 2007

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-03554          MERRILL LYNCH AND CO., INC.
     028-11405          Nuveen Asset Management, Inc.
     028-02443          Oppenheimer Capital LLC
     028-12016          BlackRock Investment Management, LLC
     028-05030          Fiduciary Asset Management Co.